UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2004.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     May 10, 2004



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       65
Form 13F Information Table Value Total:	      363,279,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      21,093     6,780   Sole   None
Costco Wholesale Corp.          22160K105      17,480   464,779   Sole   None
PepsiCo, Inc.                   713448108      17,160   318,657   Sole   None
Pfizer, Inc                     717081103      16,022   457,125   Sole   None
Walgreen Company                931422109      15,355   466,023   Sole   None
Johnson & Johnson               478160104      12,332   243,138   Sole   None
Intuit                          461202103      12,267   274,862   Sole   None
Cendant                         151313103      11,612   476,100   Sole   None
Ace Ltd.                        004644100      11,579   271,415   Sole   None
Wells Fargo & Co.               949746101      10,376   183,086   Sole   None
Viacom Inc.             B       925524308      10,178   259,584   Sole   None
American Standard               029712106       9,887    86,917   Sole   None
Yum Brands Inc.                 895953107       9,873   259,895   Sole   None
Microsoft Corp.                 594918104       9,734   390,467   Sole   None
Polaris Industries              731068102       9,534   209,809   Sole   None
United Technologies             913017109       9,296   107,718   Sole   None
First Data                      319963104       9,173   217,565   Sole   None
ConocoPhillips                  20825C104       8,862   126,947   Sole   None
Rent A Center                   76009N100       8,522   258,556   Sole   None
Cisco Systems                   17275R102       8,212   348,426   Sole   None
Medtronic Inc.                  585055106       8,142   170,511   Sole   None
Triad Hospitals                 89579K109       7,769   252,071   Sole   None
Estee Lauder Company            518439104       7,752   174,837   Sole   None
Alliant Techsystems Inc.        018804104       7,562   139,005   Sole   None
General Electric                369604103       7,347   240,735   Sole   None
Home Depot                      437076102       7,303   195,477   Sole   None
Lincare Holdings Inc            532791100       7,282   231,921   Sole   None
Washington Mutual               939322103       7,035   164,711   Sole   None
Health Mgmt Assoc               421933102       6,878   296,321   Sole   None
Alberto Culver Co.              013068101       6,831   155,709   Sole   None
Liberty Media                   530718105       6,730   614,599   Sole   None
Comcast Corp.           A       200300200       6,713   241,048   Sole   None
Fortune Brands                  349631101       6,282    81,976   Sole   None
Berkshire Hathaway      A       084670108       4,105        44   Sole   None
Coach Inc.                      189754104       2,001    48,810   Sole   None
Brown & Brown                   115236101       1,813    46,786   Sole   None
Corinthian Colleges             218868107       1,647    49,900   Sole   None
General Dynamics                369550108       1,516    16,973   Sole   None
Energizer Holdings Inc.         29266R108       1,436    30,765   Sole   None
RenassanceRe Hldg.              G7496G103       1,428    27,457   Sole   None
Dollar Tree Stores Inc.         256747106       1,368    44,315   Sole   None
Meritage Corp.                  59001A102       1,327    17,875   Sole   None
Pepsi Bottling Group            713409100       1,244    41,800   Sole   None
Doral Financial Corp.           25811P100       1,124    31,927   Sole   None
Biomet, Inc                     090613100       1,116    29,102   Sole   None
Ball Corp                       058498106       1,047    15,452   Sole   None
Take-Two Interactive            874054109         994    27,005   Sole   None
ICU Medical Inc.                44930G107         990    32,600   Sole   None
Patterson Dental Corp.          703412106         963    14,050   Sole   None
Advance Auto Parts              00751Y106         891    21,900   Sole   None
EchoStar Comm. Corp.            278762109         832    25,390   Sole   None
Sunrise Assisted Living         86768K106         810    22,605   Sole   None
Sonic Corp.                     835451105         746    21,713   Sole   None
Patina Oil & Gas Corp.          703224105         725    27,600   Sole   None
Leap Frog Enterprises Inc.      52186N106         635    32,810   Sole   None
Symantec Corp.                  871503108         369     7,969   Sole   None
Yankee Candle                   984757104         304    11,035   Sole   None
Mohawk Industries               608190104         302     3,665   Sole   None
Cardinal Health Inc.            14149Y108         284     4,128   Sole   None
Pulte Homes Inc.                745867101         256     4,603   Sole   None
Gilead Sciences                 375558103         233     4,195   Sole   None
First American Corp             318522307         229     7,520   Sole   None
Fifth Third Bancorp             316773100         213     3,850   Sole   None
Bioval Corp.                    09067J109         156    10,000   Sole   None
Frontier Insurance Group        359081106           2    10,000   Sole   None
